Equipment, Net (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment

Equipment, net consisted of the following:

	June 30,	December 31,
	2026	2025
Computer hardware	$34,368	$11,025
Fixed assets not in service	28,040	8,094
Tool and machine	67	-
Computer equipment	28	28
	62,503	19,147
Less: accumulated depreciation	(7,567)	(4,281)
Total equipment, net	$54,936	$14,866

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment

Equipment, net consisted of the following:

	December 31,
	2025	2024
Computer hardware	$11,025	$9,257
Fixed assets not in service	8,094	-
Computer equipment	28	28
	19,147	9,285
Less: accumulated depreciation	(4,281)	(2,382)
Equipment, net	$14,866	$6,903